Derivative and Hedging Activities - Derivative Instruments (Details) gal in Millions, MMBbls in Millions, $ in Millions, MMBTU in Trillions	12 Months Ended
	Dec. 31, 2018 USD ($) MMBTU gal MMBbls	Dec. 31, 2017 USD ($) MMBTU gal MMBbls
Derivative [Line Items]
Total derivatives	$ 282	$ (35)
Energy related derivative [Member]
Derivative [Line Items]
Total derivatives	282	(35)
Energy related derivative [Member] | Utica Shale [Member] | Future natural gas prices [Member]
Derivative [Line Items]
Total derivatives	$ 7	$ 0
Energy related derivative [Member] | Oil [Member]
Derivative [Line Items]
Notional, volume | MMBbls	27	36
Total derivatives	$ 260	$ (183)
Energy related derivative [Member] | Oil [Member] | Fixed-Price Swap [Member]
Derivative [Line Items]
Notional, volume | MMBbls	12	21
Total derivatives	$ 157	$ (151)
Energy related derivative [Member] | Oil [Member] | Collar [Member]
Derivative [Line Items]
Notional, volume | MMBbls	8	0
Total derivatives	$ 98	$ 0
Energy related derivative [Member] | Oil [Member] | Three Way Collar [Member]
Derivative [Line Items]
Notional, volume | MMBbls	0	2
Total derivatives	$ 0	$ (10)
Energy related derivative [Member] | Oil [Member] | Call Swaption [Member]
Derivative [Line Items]
Notional, volume | MMBbls	0	2
Total derivatives	$ 0	$ (13)
Energy related derivative [Member] | Oil [Member] | Basis Protection Swap [Member]
Derivative [Line Items]
Notional, volume | MMBbls	7	11
Total derivatives	$ 5	$ (9)
Energy related derivative [Member] | Natural gas [Member]
Derivative [Line Items]
Notional, energy measure | MMBTU	966	754
Total derivatives	$ 15	$ 150
Energy related derivative [Member] | Natural gas [Member] | Fixed-Price Swap [Member]
Derivative [Line Items]
Notional, energy measure | MMBTU	623	532
Total derivatives	$ 26	$ 149
Energy related derivative [Member] | Natural gas [Member] | Collar [Member]
Derivative [Line Items]
Notional, energy measure | MMBTU	55	47
Total derivatives	$ (3)	$ 11
Energy related derivative [Member] | Natural gas [Member] | Three Way Collar [Member]
Derivative [Line Items]
Notional, energy measure | MMBTU	88	0
Total derivatives	$ 1	$ 0
Energy related derivative [Member] | Natural gas [Member] | Call Option [Member]
Derivative [Line Items]
Notional, energy measure | MMBTU	44	110
Total derivatives	$ 0	$ (3)
Energy related derivative [Member] | Natural gas [Member] | Call Swaption [Member]
Derivative [Line Items]
Notional, energy measure | MMBTU	106	0
Total derivatives	$ (9)	$ 0
Energy related derivative [Member] | Natural gas [Member] | Basis Protection Swap [Member]
Derivative [Line Items]
Notional, energy measure | MMBTU	50	65
Total derivatives	$ 0	$ (7)
Energy related derivative [Member] | NGL [Member] | Fixed-Price Swap [Member]
Derivative [Line Items]
Notional, volume | gal	0	33
Total derivatives	$ 0	$ (2)